Result of the Year - Summary of Research and Development Expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	kr 329,980	kr 361,284	kr 285,413
External Costs
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	229,942	261,136	218,143
Employee Costs
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	86,329	96,108	64,167
Depreciation, Amortization and Impairment
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	kr 13,709	kr 4,040	kr 3,103